Stock-Based Compensation - Schedule of Fair Value of Stock Options Granted with Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 0
Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.95%
Expected volatility		39.21%
Expected life (in years)		10 years
Weighted-average estimated fair value of options granted during the year		$ 2.91